Provisions, contingent liabilities, contingent assets and credit commitments - Provisions (Details) $ in Millions	12 Months Ended
Sep. 30, 2020 AUD ($)
Reconciliation of changes in other provisions
Balance at beginning of the year	$ 3,169
Additions	3,936
Utilisation	(1,569)
Reversal of unutilised provisions	(246)
Other	(3)
Balance at end of the year	5,287
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of the year	456
Additions	95
Utilisation	(40)
Balance at end of the year	511
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	614
Additions	795
Utilisation	(794)
Reversal of unutilised provisions	(19)
Balance at end of the year	596
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of the year	38
Additions	1,391
Utilisation	(46)
Reversal of unutilised provisions	(9)
Other	(3)
Balance at end of the year	1,371
Provision for impairment on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	305
Additions	225
Balance at end of the year	530
Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of the year	24
Additions	197
Utilisation	(12)
Reversal of unutilised provisions	(1)
Balance at end of the year	208
Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	160
Additions	126
Utilisation	(110)
Balance at end of the year	176
Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	1,572
Additions	1,107
Utilisation	(567)
Reversal of unutilised provisions	(217)
Balance at end of the year	1,895
Parent Entity
Reconciliation of changes in other provisions
Balance at beginning of the year	2,980
Additions	3,713
Utilisation	(1,476)
Reversal of unutilised provisions	(233)
Other	(1)
Balance at end of the year	4,983
Parent Entity | Long service leave
Reconciliation of changes in other provisions
Balance at beginning of the year	428
Additions	92
Utilisation	(38)
Balance at end of the year	482
Parent Entity | Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	557
Additions	749
Utilisation	(747)
Reversal of unutilised provisions	(19)
Balance at end of the year	540
Parent Entity | Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of the year	23
Additions	1,358
Utilisation	(34)
Reversal of unutilised provisions	(3)
Other	(1)
Balance at end of the year	1,343
Parent Entity | Provision for impairment on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	275
Additions	204
Balance at end of the year	479
Parent Entity | Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of the year	24
Additions	166
Utilisation	(10)
Reversal of unutilised provisions	(1)
Balance at end of the year	179
Parent Entity | Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	160
Additions	92
Utilisation	(110)
Balance at end of the year	142
Parent Entity | Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	1,513
Additions	1,052
Utilisation	(537)
Reversal of unutilised provisions	(210)
Balance at end of the year	$ 1,818